Schedule of fair value of warrants assumption (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Promissory Notes Payable Schedule Of Fair Value Of Warrants Assumption 1	$ 1.25
Promissory Notes Payable Schedule Of Fair Value Of Warrants Assumption 2	$ 0.75
Promissory Notes Payable Schedule Of Fair Value Of Warrants Assumption 3	78.89%
Promissory Notes Payable Schedule Of Fair Value Of Warrants Assumption 4	0.23%